Note 20 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carryforwards (federal and state)	$ 176,759	$ 168,263
Research and development tax credit	16,718	16,813
Compensation expense on stock	1,121	1,191
Charitable contribution carryforward		5
Other accrued	1,016	2,547
Deferred revenue	57	317
Depreciation	309	297
Total long-term deferred tax assets	195,980	189,433
IPR&D	(15,476)
Total long-term deferred tax liabilities	(15,476)
Valuation allowance	(195,980)	(189,433)
Deferred tax liabilities, net	$ (15,476)